Note 14 - Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(14)	Net Income (Loss) Per Share

The computation of basic and diluted net income (loss) per ordinary share is as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Basic:
Net income (loss) from continuing operations	(744,090)	124,737	99,984
Net income from discontinued operations	127,553	—	—
Less: Net income(loss) attributable to the noncontrolling interests	(317,163)	(5,773)	4,341
Net income (loss) attributable to the Company’s shareholders	(299,374)	130,510	95,643
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,308,275	998,861,526
Basic net income (loss) from continuing operations per ordinary share	(0.43)	0.13	0.10
Basic net income from discontinued operations per ordinary share	0.13	—	—
Basic net income (loss) per ordinary share	(0.30)	0.13	0.10

Basic net income (loss) from continuing operations per ADS	(8.51)	2.60	1.92
Basic net income from discontinued operations per ADS	2.54	—	—
Basic net income (loss) per ADS	(5.97)	2.60	1.92

Diluted:
Net income (loss) from continuing operations	(744,090)	124,737	99,984
Net income from discontinued operations	127,553	—	—
Less: Net loss attributable to the noncontrolling interests	(317,163)	(5,773)	4,341
Net income (loss) attributable to the Company’s shareholders	(299,374)	130,510	95,643
Weighted average number of ordinary shares outstanding	1,002,810,673	1,002,308,275	998,861,526
Share options	—	2,993,694	1,708,492
Total	1,002,810,673	1,005,301,969	1,000,570,018
Diluted net income (loss)from continuing operations per ordinary share	(0.43)	0.13	0.10
Diluted net income from discontinued operations per ordinary share	0.13	—	—
Diluted net income (loss) per ordinary share	(0.30)	0.13	0.10

Diluted net income (loss)from continuing operations per ADS	(8.51)	2.60	1.91
Diluted net income from discontinued operations per ADS	2.54	—	—
Diluted net income (loss) per ADS	(5.97)	2.60	1.91

During the years ended December 31, 2011, 2012 and 2013, the Company had share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive, such share options consist of 16,158,418, 46,225,381 and 38,222,880, respectively.

Certain share options issued during 2010 and 2011 were cancelled in 2011. Please refer to note 20to the consolidated financial statements for details of the options scheme issued.